Derivatives and Hedging - Summary of the Classification of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded		$ (6,650)	$ (739)	$ (5,711)
Gains (losses) on derivatives in cash flow hedges:
Amount of gain (loss) reclassified from accumulated other comprehensive loss	$ (5,400)	$ (33,786)	$ 83,696	$ (49,417)
Gains (losses) on derivatives not designated as hedging instruments:
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded
Total gains (losses) on derivative instruments		$ 58,405	$ (33,017)	$ 58,781
Derivative instruments designated as hedges | Interest rate contracts | Other expense, net
Gains (losses) on derivatives in cash flow hedges:
Amount of gain (loss) reclassified from accumulated other comprehensive loss		45,561	(24,689)	66,600
Amounts excluded from effectiveness testing		0	0	0
Undesignated derivative instruments | Equity options | Other expense, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments		0	(39,759)	(182,011)
Undesignated derivative instruments | Cash convertible notes embedded cash conversion option | Other expense, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments		0	39,830	182,802
Undesignated derivative instruments | Foreign exchange forwards and options | Other expense, net
Gains (losses) on derivatives not designated as hedging instruments:
Gains (losses) on derivatives not designated as hedging instruments		$ 12,844	$ (8,399)	$ (8,610)